Related Party Transactions - Schedule of Related Parties Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Maya [Member]
Deposits received from related parties:
Deposits received from related parties		$ 49,000
Amounts receivable from related parties:
Amounts receivable from related parties	1,697,000	1,969,000
Beijing Huaxianglianxin Technology Company [Member]
Amounts receivable from related parties:
Amounts receivable from related parties	$ 400	$ 2,000